'33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 29, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 . . . .  [X]
Post-Effective Amendment No. 71 . . . . . . . . . . . . . . . .  [X]
---------------------------------------------------------------  ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 72. . . . . . . . . . . . . . . . . . . . . . . .  [X]
---------------------------------------------------------------  ---


                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 12OO RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300


                                         Send Copies of Communications to:

MS. ELIZABETH A. DAVIN, ESQ.             MR. DUANE LASSITER, ESQ.
NATIONWIDE PLAZA                         STRADLEY RONON STEVENS AND YOUNG LLP
COLUMBUS, OHIO 43215                     COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)  PHILADELPHIA, PENNSYLVANIA 19103



     It  is  proposed that this filing will become effective:
     (check appropriate box)

[   ]           immediately upon filing pursuant to paragraph (b)
[ X ]           on April 29, 2004 pursuant to paragraph (b)
[   ]           60 days after filing pursuant to paragraph (a)(1)
[   ]           on [date] pursuant to paragraph (a)(1)
[   ]           75 days after filing pursuant to paragraph (a)(2)
[   ]           on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

                This post-effective amendment designated a new
[ X ]           effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A is being filed under Rule 485(b) and incorporates by reference (i) a Supplement to the Core Asset Allocation Series Prospectus for the Gartmore GVIT Investor Destinations Funds; (ii) a Supplement to the International Series Prospectus for the Gartmore GVIT Emerging Market Fund; (iii) a Supplement to the Sector Series Prospectus for the Gartmore GVIT Global Technology and Communications Fund and the Gartmore GVIT Global Health Sciences Fund; (iv) a Supplement to the Subadvised Funds Prospectus for the Dreyfus GVIT International Value Fund; (v) the Prospectuses for the Gartmore GVIT Investor Investor Destinations, Gartmore GVIT International Series, Gartmore GVIT Sector Series, and Gartmore GVIT Subadvised Funds; (vi) the combined Statement of Additional Information for all series of the Registrant filed on January 30, 2004, as Post-Effective Amendment No.70 and (vii) Part C. This Amendment is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 70 until April 29, 2004.

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, GARTMORE VARIABLE INSURANCE TRUST CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR THE EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NOS. 71 TO THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF COLUMBUS, AND STATE OF OHIO, ON THIS
TWENTY-NINTH  DAY  OF  MARCH,  2004.

     GARTMORE  VARIABLE  INSURANCE  TRUST

     BY:  /s/ ELIZABETH A. DAVIN
              ____________________________________________
              Elizabeth  A.  Davin,  Assistant  Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 71 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE TWENTY-NINTH DAY OF MARCH, 2004.


SIGNATURE  &  TITLE

PRINCIPAL  EXECUTIVE  OFFICER

PAUL  J.  HONDROS*
------------------------------------------------------
PAUL  J.  HONDROS,  TRUSTEE  AND  CHAIRMAN


PRINCIPAL  ACCOUNTING  AND  FINANCIAL  OFFICER

GERALD  J.  HOLLAND*
------------------------------------------------------
GERALD  J.  HOLLAND,  TREASURER

CHARLES  E.  ALLEN*
------------------------------------------------------
CHARLES  E.  ALLEN,  TRUSTEE

------------------------------------------------------
MICHAEL  J.  BARESICH,  TRUSTEE

PAULA  H.J.  CHOLMONDELEY*
------------------------------------------------------
PAULA  H.J.  CHOLMONDELEY,  TRUSTEE

C.  BRENT  DEVORE*
------------------------------------------------------
C.  BRENT  DEVORE,  TRUSTEE

ROBERT  M.  DUNCAN*
------------------------------------------------------
ROBERT  M.  DUNCAN,  TRUSTEE

BARBARA  HENNIGAR*
------------------------------------------------------
BARBARA  HENNIGAR,  TRUSTEE

THOMAS  J.  KERR,  IV*
------------------------------------------------------
THOMAS  J.  KERR,  IV,  TRUSTEE

DOUGLAS  F.  KRIDLER*
------------------------------------------------------
DOUGLAS  F.  KRIDLER,  TRUSTEE

ARDEN  L.  SHISLER*
------------------------------------------------------
ARDEN  L.  SHISLER,  TRUSTEE

DAVID  C.  WETMORE*
------------------------------------------------------
DAVID  C.  WETMORE,  TRUSTEE

    *BY:  /s/ ELIZABETH A. DAVIN
              ____________________________________________
              Elizabeth  A.  Davin,  Attorney-In Fact